Real Estate and Other Assets Acquired in Settlement of Loans (Tables)	12 Months Ended
Dec. 31, 2014
Other Real Estate [Abstract]
Schedule of summary of real estate and other assets acquired in settlement of loans
(in thousands)	2014	2013
Commercial	$0	$0
Real estate construction - residential	23	114
Real estate construction - commercial	9,831	10,020
Real estate mortgage - residential	417	830
Real estate mortgage - commercial	4,831	8,537
Repossessed assets	38	41
Total	$15,140	$19,542
Less valuation allowance for other real estate owned	(3,255)	(4,675)
Total other real estate owned and foreclosed assets	$11,885	$14,867

Schedule of changes in the net carrying amount of other real estate owned and repossessed assets
Balance at December 31, 2012	$29,729
Additions	4,613
Proceeds from sales	(9,641)
Charge-offs against the valuation allowance for other real estate owned	(4,829)
Repossessed assets impairment write-downs	(189)
Net gain on sales	(141)
Balance at December 31, 2013	$19,542
Additions	1,975
Proceeds from sales	(4,560)
Charge-offs against the valuation allowance for other real estate owned, net	(2,005)
Net loss on sales	188
Total other real estate owned and repossessed assets	$15,140
Less valuation allowance for other real estate owned	(3,255)
Balance at December 31, 2014	$11,885

Schedule of summary of activity in valuation allowance for other real estate owned in settlement of loans
(in thousands)	2014	2013	2012
Balance, beginning of year	$4,675	$6,137	$6,977
Provision for other real estate owned	585	3,367	713
Charge-offs	(2,005)	(4,829)	(1,553)
Balance, end of year	$3,255	$4,675	$6,137